HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 3.6%
	ASSET MANAGEMENT — 3.6%
20,339	Gladstone Investment Corporation		7.8750	02/01/30	$ 517,628
2	OFS Capital Corporation		7.5000	07/31/28	50
18,143	Runway Growth Finance Corporation		7.2500	02/03/31	449,946
	TOTAL PREFERRED STOCKS (Cost $966,472)				967,624

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 41.0%
	CLO — 0.2%
40,358	Ellington Clo I Ltd. Series 2017-1A DR(a),(b)	TSFR3M + 3.612%	7.3650	10/15/29	40,391

	COLLATERALIZED MORTGAGE OBLIGATIONS — 21.2%
500,000	Cascade Funding Mortgage Trust Series 2024-HB16 M3(a),(c)		3.0000	03/25/35	482,340
382,465	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	368,126
500,000	CFMT, LLC Series 2024-HB14 M3(a),(c)		3.0000	06/25/34	486,826
500,000	CFMT, LLC Series 2024-HB15 M3(a),(c)		4.0000	08/25/34	487,727
521,874	CFMT, LLC Series 2025-AB3 M4(a),(c)		4.0000	05/25/55	417,997
400,000	MOO Securitization Trust Series 2026-RM2 M3(a),(c)		4.7500	06/25/66	334,245
250,000	OLIT Series 2025-HB2 M4(a),(d)		3.0000	11/25/38	218,435
500,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	485,788
400,000	Onity Loan Investment Trust Series 2024-HB2 M5(a),(c)		5.0000	08/25/37	378,063
500,000	Onity Loan Investment Trust Series 2025-HB1 M3(a),(c)		3.0000	06/25/38	469,130
428,157	Onity Loan Investment Trust Series 2025-HB1 M5(a),(c)		3.0000	06/25/38	359,987
500,000	Onity Loan Investment Trust Series 2026-HB2 M3(a),(c)		3.0000	05/25/39	455,017
350,000	Onity Loan Investment Trust Series 2026-HB2 M4(a),(c)		3.0000	05/25/39	297,095
500,000	Onity Loan Investment Trust Series 2026-HB3 M3(a),(c)		3.0000	06/25/39	453,118
					5,693,894
	NON AGENCY CMBS — 19.6%
600,000	BAHA Trust Series 2024-MAR D(a),(c)		8.9070	12/10/41	623,218
10,780,238	BANK Series 2017-BNK9 XA(c),(e)		0.7580	11/15/54	74,143
44,998	Capital Funding Mortgage Trust Series 2024-29 B(a),(b)	TSFR1M + 9.500%	13.1500	11/01/26	45,081
500,000	Capital Funding Mortgage Trust Series 2025-32 B(a),(b)	TSFR1M + 9.000%	12.6470	12/15/27	500,219

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 41.0% (Continued)
	NON AGENCY CMBS — 19.6% (Continued)
432,072	Capital Funding Mortgage Trust Series 2025-31 B(a),(b)	TSFR1M + 11.000%	17.0600	02/10/28	$ 435,045
500,000	Capital Funding Mortgage Trust Series 2026-P08 B(a),(b)	TSFR1M + 9.000%	12.6500	02/09/29	502,877
250,000	Capital Funding Mortgage Trust Series 34 B(a),(b)	TSFR1M + 8.500%	12.1300	06/01/29	251,166
7,874,741	Citigroup Commercial Mortgage Trust Series 2018-B2 XA(c),(e)		0.6800	03/10/51	71,907
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(a),(b)	TSFR1M + 1.497%	5.1200	04/15/31	479,460
250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(a),(c)		8.7520	05/05/29	252,049
500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(c)		8.7520	05/05/29	486,496
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	520,826
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(c)		8.7520	05/05/29	520,730
500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	09/25/28	502,090
					5,265,307
	TOTAL ASSET BACKED SECURITIES (Cost $10,974,090)				10,999,592

	CORPORATE BONDS — 34.7%
	ASSET MANAGEMENT — 12.1%
500,000	BCP Investment Corporation		7.5000	09/24/29	503,450
21,070	CION Investment Corporation(a)		7.5000	03/31/31	519,587
470,000	Fidus Investment Corporation		6.7500	03/19/30	465,502
22,380	Great Elm Capital Corporation		8.1250	12/31/29	560,172
215,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02-1.00%)	0.0520	07/29/34	145,926
500,000	Stellus Capital Investment Corporation		7.2500	04/01/30	501,096
20,460	Trinity Capital, Inc.		7.8750	09/30/29	517,638
					3,213,371
	BANKING — 5.3%
15,000	Bank of Nova Scotia (The)(b)	4*(USISDA30-USISDA02-1.00%)	0.5680	05/29/34	10,038
200,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	06/27/34	132,943
28,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	08/28/34	18,415

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.7% (Continued)
	BANKING — 5.3% (Continued)
104,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	09/29/34	$ 68,014
50,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA05-0.500%)	1.0200	05/31/33	28,634
30,000	Barclays Bank PLC(b)	8*(USISOA30-USISOA05-2.00%)	0.0000	07/31/34	18,155
300,000	BNP Paribas S.A.(b)	4*(USISDA30-USISDA05)	1.0980	04/30/33	207,000
35,000	BofA Finance, LLC(b)	10*(USISOA30-USISOA05-3.00%)	0.0250	09/30/41	20,142
370,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)	0.6090	12/23/29	314,941
64,000	Lloyds Bank PLC(b)	4.250*(USISOA30-USISOA05-2.125%)	0.0000	02/22/33	43,080
23,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.00%)	0.0000	10/25/33	15,870
35,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.40%)	0.0880	11/27/33	21,834
30,000	Natixis US Medium-Term Note Program, LLC(b)	4*(USISOA30-USISOA02-1.40%)	0.0000	10/31/33	20,673
500,000	NewtekOne, Inc.(a)		8.3750	04/01/30	508,365
					1,428,104
	ENTERTAINMENT CONTENT — 0.6%
200,000	Paramount Global(b)	H15T5Y + 3.999%	6.3750	03/30/62	165,836

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
20,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05)	1.0980	10/30/27	19,073
55,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%) - 0.600%	0.5970	01/23/28	49,290
10,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%) - 0.600%	0.9080	02/28/28	8,973
132,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%) - 1.000%	1.0240	04/30/28	116,508

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.0% (Continued)
143,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%) - 1.000%	0.5550	05/23/28	$ 128,059
25,000	Goldman Sachs Group, Inc. (The)(b)	4.25*(USISOA30-USISOA05)	2.0130	11/13/28	21,820
71,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	1.6830	11/27/28	62,590
25,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	1.4110	12/13/28	23,166
50,000	GS Finance Corporation(b)	3.25*(USISOA30-USISOA05)	1.0000	06/30/31	41,977
25,000	Jefferies Financial Group, Inc.(b)	8*(USISDA30-USISDA02)	1.5430	01/31/38	18,750
140,000	Jefferies Financial Group, Inc.(b)	10*(USISOA30-USISOA02-5.00%) + 0.500%	0.0000	06/28/41	88,200
154,000	Morgan Stanley(b)	4*(USISOA30-USISOA05-1.00%) - 1.000%	0.0350	06/28/28	131,947
53,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	1.7970	07/31/30	44,255
80,000	Morgan Stanley(b)	5*(USISOA30-USISOA05)	2.1990	02/15/33	50,245
					804,853
	INSURANCE — 3.2%
500,000	Kuvare US Holdings, Inc.(a),(b)	H15T5Y + 6.541%	7.0000	02/17/51	502,937
400,000	SBL Holdings, Inc.(a)		7.2000	10/30/34	367,983
					870,920
	SPECIALTY FINANCE — 9.3%
500,000	Equify Financial, LLC(a)		9.5000	04/30/30	500,650
500,000	MMP Capital, LLC(a)		9.5000	10/18/29	501,875
300,000	ReadyCap Holdings, LLC(a)		4.5000	10/20/26	297,000
500,000	ReadyCap Holdings, LLC(a)		9.3750	03/01/28	496,250
700,000	X-Caliber Funding, LLC(a)		25.0000	10/15/26	700,001
					2,495,776
	SUPRANATIONAL — 0.2%
75,000	International Bank for Reconstruction & Development Variable Rate (c)		0.0000	11/28/34	50,552
	TECHNOLOGY SERVICES — 1.0%
400,000	Kyndryl Holdings, Inc.		4.1000	10/15/41	278,766
	TOTAL CORPORATE BONDS (Cost $9,444,163)				9,308,178

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.2%
	SUPRANATIONAL — 0.2%
25,000	International Bank for Reconstruction & Development Variable Rate(c)		1.3230	08/28/34	$ 17,225
50,000	International Bank for Reconstruction & Development Variable Rate(b)	9*(USISOA30-USISOA05-4.50%)	0.0000	07/31/34	32,709
					49,934
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $56,093)				49,934

	U.S. GOVERNMENT & AGENCIES — 13.1%
	AGENCY FIXED RATE — 3.8%
203,656	Fannie Mae Pool FS1590		2.5000	04/01/52	169,147
500,000	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	286,883
48,725	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	48,702
545,975	Freddie Mac REMICS Series 5610 Z		6.0000	04/25/55	545,188
					1,049,920
	U.S. TREASURY INFLATION PROTECTED — 9.3%
889,860	United States Treasury Inflation Indexed Bonds		0.7500	02/15/42	651,541
848,610	United States Treasury Inflation Indexed Bonds		1.0000	02/15/46	591,999
845,550	United States Treasury Inflation Indexed Bonds		1.5000	02/15/53	604,656
764,365	United States Treasury Inflation Indexed Bonds		2.1250	02/15/54	630,346
					2,478,542
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,790,766)				3,528,462

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
1,942,992	First American Government Obligations Fund, Class X, 3.57% (Cost $1,942,992)(f)				1,942,992

	TOTAL INVESTMENTS - 99.8% (Cost $27,174,576)				$ 26,796,782
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%				63,472
	NET ASSETS - 100.0%				$ 26,860,254

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

H15T5Y	5-Year U.S. Treasury Constant Maturity Rate
TSFR3M	Term Secured Overnight Financing Rate 5 Month
TSFR3M	Term Secured Overnight Financing Rate 5 Month
USISDA02	2-year U.S. Dollar (USD) ISDA Swap Rate
USISDA05	5-year U.S. Dollar (USD) ISDA Swap Rate
USISDA30	30-year U.S. Dollar (USD) ISDA Swap Rate
USISOA02	2-Year U.S. Dollar (USD) SOFR Spread-Adjusted ICE Swap Rate
USISOA05	5-Year U.S. Dollar (USD) SOFR Spread-Adjusted ICE Swap Rate
USISOA30	30-Year U.S. Dollar (USD) SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 15,248,190 or 56.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2026.